Financial instruments-fair values and risk management	12 Months Ended
Dec. 31, 2023
Financial instruments-fair values and risk management
Financial instruments-fair values and risk management

Financial instruments

23 Financial instruments-fair values and risk management

23.1Classifications and fair values

The fair values of the Company’s cash and cash equivalents, trade receivables and contract assets and trade and other payables approximate their carrying values because of the short-term nature of these instruments.

Except for the warrant liability, the prepayment option and interest rate floor derivatives, the Group does not carry any financial instruments at fair value through profit and loss but at amortized cost.

IFRS 13 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value as follows:

-	Level 1 - quoted prices (unadjusted) in active markets for identical assets or liabilities;

-	Level 2 - inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

-	Level 3 - inputs for the asset or liability that are not based on observable market data (unobservable inputs).

The following table shows the fair values of financial instruments as of December 31, 2023, including their level in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value:

in EUR k	Level 1	Level 2	Level 3	Carrying value	Measurement Category
Non-current loans	—	(39,880)	—	(39,880)	Amortized Cost
Current loans	—	(25,882)	—	(25,882)	Amortized Cost
Warrants liability	—	—	(394)	(394)	FVTPL
Prepayment option derivative asset	—	—	799	799	FVTPL
Interest rate floor derivative liability	—	—	(242)	(242)	FVTPL

As of December 31, 2023, carrying amount of all financial assets or financial liabilities approximated their fair value.

Net gain recognized in the consolidated statements of comprehensive loss, within changes in fair value of warrants, from the warrant liability fair value measurement differences was EUR 159k for year ended December 31, 2023. The net gain or loss recognized in the consolidated statements of comprehensive loss related to the fair value of the prepayment option and interest rate floor derivatives was, respectively, EUR 134k and EUR 288k for year ended December 31, 2023 (December 31, 2022: EUR 510k and a loss EUR (376)k respectively) (see Note 8.3).

The valuation techniques used in measuring level 2 and 3 fair value for financial instruments in the consolidated statements of financial position, as well as the significant unobservable inputs used, were as follows:

-	The fair value of the warrant liabilities, recognized as non-current financial liability at FVTPL, was calculated by applying a Black-Scholes-Merton option pricing model. This model uses the Centogene’s share price and the share price volatility as material input factors. The volatility is considered as material unobservable input factor (Level 3).
-	The initial measurement of the fair value of the loan is calculated as being the amount funded less the Fair Value of bifurcated embedded derivatives at entry. The subsequent measurement is determined using a calibrated Income Approach. Cashflows at entry are forecast based on the contractual terms and Interest Rate forward curves sourced from Bloomberg. The internal rate of return (“IRR”) is calculated such that the Present Value of the forecast cashflows is equal to the initial measurement amount. This is categorized as Level 2.
-	The bifurcated embedded prepayment option and floor are measured initially and subsequently using a hybrid valuation model applying the backward Monte Carlo method, selected to account for the variable strike and American style exercise features. The hybrid valuation model incorporates two risk factors, describing the behavior of interest rates and the company’s credit spread respectively. Interest rates are modelled using a one factor Hull & White process, with the drift, mean reversion and volatility parameters calibrated to observed quotes for interest rate swaps and interest rate caps. Credit spreads are modelled using a lognormal process, with credit spread volatility estimated from the historical volatility of CDS spreads of a set of comparable companies and initial credit spread estimated by calibration at the loan’s agreement date, with adjustments applied based on changes in the Leveraged Loan Index spread for B- companies. Discounting is at the benchmark risk-free rate, with the possibility of default incorporated via a hazard rate associated with the credit spread. This is categorized as Level 3 due to the following unobservable inputs: (i) credit spread; (ii) credit spread volatility.

The table below summarizes the profit or loss impact on the fair values of Level 3 instruments by changing the significant unobservable input factors.

	2023
in EUR k	Shift	increase	decrease
Option (yield) - Credit Spread	+/- 10%	(144)	186
Option (yield) - Volatility	+/- 10%	94	(97)
Option (Floor) - Credit Spread	+/- 10%	6	(6)
Option (Floor) - Volatility	+/- 10%	—	—
Warrant - Volatility	+/- 5%	50	(50)

23.2Financial risk management

The Group is exposed to the following risks from the use of financial instruments:

●	Credit risk
●	Liquidity risk
●	Currency risk
●	Interest rate risk

Credit risk

Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Group is exposed to credit risk from its operating activities (primarily trade receivables) and from its financing activities, including deposits with banks and financial institutions and foreign exchange transactions.

The carrying amount of the financial assets corresponds to the maximum default risk.

Trade receivables and contract assets

The Group utilizes a receivables management system that closely manages open items of major customers. The Group’s customers in the Pharmaceutical segment are mainly pharmaceutical companies which are usually listed companies, or strongly financed by private equity funds. The Group’s customers in the Diagnostic segment are mainly hospitals, labs and physicians, of which a large part are generating revenues. To avoid default, the Company may request prepayment for new business.

In addition to the macroeconomic situation generally, the development of international healthcare markets is a key economic factor in assessing the default risk related to trade receivables and contract assets. These markets are closely monitored by the Group.

An impairment analysis is performed at each reporting date using a provision matrix to measure expected credit losses. The provision rates are based on days past due for groupings of various customer segments with similar loss patterns (i.e. by customers from different segment; customers from different geographical region and customer type). The calculation reflects the probability weighted outcome, the time value of money and reasonable and supportable information that is available at the reporting date about past events, current conditions and forecasts of future economic conditions. The maximum exposure to credit risk at the reporting date is the carrying value of each class of financial assets disclosed in Note 17. The Group does not hold collateral as security and does not request letters of credit or other forms of credit insurance. The Group evaluates the concentration of risk with respect to trade receivables and contract assets and recorded credit losses reflecting the expected lifetime loss, based on different types of customers.

Considering the major exposure to the credit risk arising from the Diagnostic segment, the Group focused its impairment analysis on the trade receivables due from customers in the Diagnostic segment, in particular the MENA and Europe regions as they represent the majority of that segment’s revenue. In addition to applying the provision matrix, the Group performed an individual customer analysis on major debtors, with reference to the past history (such as sales and collection in the previous periods) and the assessment of their current financial condition and other relevant factors and evaluated if additional specific impairment losses would be necessary.

Set out below is the information regarding the credit risk exposure of the Group’s trade receivables and contract assets using a provision matrix.

As of December 31, 2023
					Past due by
	Total Gross		Past due 1 -	Past due 31‑ 90	more than 90
in EUR k	amount	Not past due	30 days	days	days
Middle East	18,820	8,352	1,143	1,961	7,364
Europe	3,490	3,103	152	195	40
Latin America	966	693	134	95	44
North America	801	696	105	—	—
Asia Pacific	240	161	35	43	1
Contract assets	181	181	—	—	—
Total	24,498	13,186	1,569	2,294	7,449
Expected credit loss rate	20.8%	1.0%	5.5%	10.0%	62.3%
Expected credit loss	5,083	131	86	229	4,637

As of December 31, 2022

					Past due by
	Total Gross		Past due 1 -	Past due 31‑ 90	more than 90
in EUR k	amount	Not past due	30 days	days	days
Middle East	15,291	8,021	1,081	1,533	4,656
Europe	1,987	1,494	124	64	305
Latin America	825	742	62	12	9
North America	2,443	2,275	21	48	99
Asia Pacific	143	142	1	—	—
Contract assets	251	251	—	—	—
Total	20,940	12,925	1,289	1,657	5,069
Expected credit loss rate	21.0%	1.0%	3.9%	7.4%	80.8%
Expected credit loss	4,392	124	50	122	4,096

As of December 31, 2021

					Past due by
	Total Gross		Past due 1 -	Past due 31‑ 90	more than 90
in EUR k	amount	Not past due	30 days	days	days
Middle East	13,967	3,999	1,013	2,056	6,899
Europe	11,486	10,771	351	259	105
Latin America	683	531	23	72	57
North America	2,513	2,513	—	—	—
Asia Pacific	130	115	9	6	—
Total	28,779	17,929	1,396	2,393	7,061
Expected credit loss rate	19.0%	2.0%	7.7%	11.7%	64.1%
Expected credit loss	5,317	403	107	280	4,526

Overdue trade receivables from the Middle East region mainly relate to major customers from the Diagnostic segment for which the Company and PIC signed a Receivable Transfer Agreement on April 23, 2024 (see Note 29). The trade receivables due from the top 10 diagnostics customers in the MENA region as of December 31, 2023 represent over 77% of total overdue balances for this region. These customers are mainly government hospitals administered by the Ministry of Health in the respective countries as well as distributors and, based on our past experience, these customers normally require a longer period to settle outstanding trade receivables. The average turnover period from these customers are 300 days. Therefore, a higher country specific loss rate has been used for the MENA region. To manage the credit risk and improve the cash collection, the Group increased the discount percentage to be paid to local agents for the receivables overdue since 2020, 2021 and 2023 from MENA region. Contract assets only contains pharma contracts and diagnostic contract assets are allocated to each region.

Set out below is the movement in the allowance for expected credit losses of trade receivables and contract assets:

in EUR k	2023	2022	2021
As of January 1	4,392	5,317	4,693
Provision/(reversal) for expected credit losses	761	(829)	827
Derecognition of trade receivables	(70)	(96)	(203)
As of December 31	5,083	4,392	5,317

The addition to the allowance for expected credit losses includes an amount of EUR 761k, which related to the increased amount of receivable past due by more than 90 days (2023: EUR 7,449k; 2022: EUR 5,069k). This amount was included in the impairment of financial assets in the profit and loss account. In 2023, trade receivables of EUR 70k (2022: EUR 96k; 2021: EUR 7k) were outstanding for more than 365 days and were derecognized.

Cash and cash equivalents

As of December 31, 2023, the Group held cash and cash equivalents of EUR 19,099k (2022: EUR 35,951k; 2021: EUR 17,818k). Therefore, this total also represents the maximum default risk with regard to these assets. The cash and cash equivalents are deposited principally with financial institutions with investment grade credit ratings.

Liquidity risk

The liquidity risk is the risk of the Group possibly not being in a position to meet its financial liabilities as contractually agreed by providing cash or other financial assets.

The Group's objective is to maintain a balance between continuity of funding and flexibility through the use of bank overdrafts and lease contracts.

Managing liquidity within the Group is intended to ensure that - as far as possible - sufficient cash and cash equivalents are always available to meet payment obligations when these falls due, in both normal and challenging conditions, without incurring unacceptable losses or damaging the Group’s reputation.

As mentioned in Note 2.2, Management prepared the budget based on several assumptions. On a weekly basis, Management monitors the financial positions to identify significant deviation and manage the cash available or the need of additional funding in case there is a shortfall of liquidity.

On January 31, 2022, pursuant to a securities purchase agreement signed with certain investors, we received EUR 15.0 million as consideration for the issuance by us of an aggregate of 4,479,088 common shares at a price per share of USD 3.73 (EUR 3.35). Also, on January 31, 2022, the Company, Centogene GmbH, CentoSafe B.V. and Centogene US, LLC (together, the “Borrowers”), entered into a debt financing agreement in the total amount of up to USD 45.0 million (EUR 40.2 million).

As mentioned in Note 20, Management also monitors the covenants compliance on a quarterly basis in order to implement immediate solutions in case the Company breaches certain covenants. As also mentioned in Note 29, the Company has received a notification from Nasdaq due to non-compliance with the requirements to be listed, which consequences a covenant breach under Oxford Loan Agreement. To this situation, Management implemented certain mitigating actions, including the obtention of a waiver from Oxford.

On October 2023, the Company and PIC entered into a convertible loan agreement in the total amount of up to USD 30 million (EUR 28,332k).

As mentioned in Note 21, Management identified the risk of repayment the Convertible Loan amount as maturity date was April 26, 2024. As disclosed in Note 29, as of May 12, 2024, the Company and “PIC” signed a new amendment to the Convertible Loan agreement in which the maturity date has been changed.

The Group strives to maintain cash and cash equivalents at a level above that of the expected cash outflows for financial liabilities (apart from trade payables) during the next 60 days. As of December 31, 2023, 35.8% of the Group’s interest-bearing liabilities mature in less than one year (2022: 11.6%; 2021: 31.7%) based on the carrying value of borrowings reflected in the financial statements.

In addition to the cash and cash equivalents available as of December 31, 2023, the Group also has access to other sources of funding. As of December 31, 2023, the Group has secured credit lines totaling EUR 3,500k. These bear interest of 4.31% - 4.75% (2022: EUR 3,500k; 4.31% - 4.75%; 2021: EUR 3,500k; 3.75% - 4.75%). EUR nil were utilized as of December 31, 2023 (2022: EUR 3,374k; 2021: EUR 3,310k).

The table below presents the remaining contractual terms of the financial liabilities on the reporting date, including estimated interest payments. The figures are undiscounted gross amounts, including estimated interest payments and interest on undrawn loan funds, but without showing the impact of offsetting.

		Contractually agreed cash flows
						More
Dec 31, 2023	Carrying		Less than	2 to 12	1 to 5	than
in EUR k	amount	Total	2 months	months	years	5 years
Bank overdrafts	—	—	—	—	—	—
Secured bank loans	39,880	57,598	778	3,969	52,851	—
Convertible Loan	25,882	28,936	—	28,936	—	—
Lease liabilities	14,577	16,577	446	2,228	8,452	5,451
Trade payables	5,628	5,628	5,628	—	—	—
	85,967	108,739	6,852	35,133	61,303	5,451

		Contractually agreed cash flows
						More
Dec 31, 2022	Carrying		Less than	2 to 12	1 to 5	than
in EUR k	amount	Total	2 months	months	years	5 years
Bank overdrafts	3,374	3,374	3,374	—	—	—
Secured bank loans	41,312	59,473	678	3,516	55,279	—
Lease liabilities	15,436	17,713	552	2,265	7,967	6,929
Trade payables	6,317	6,317	6,317	—	—	—
	66,439	86,877	10,921	5,781	63,246	6,929

		Contractually agreed cash flows
						More
Dec 31, 2021	Carrying		Less than	2 to 12	1 to 5	than
in EUR k	amount	Total	2 months	months	years	5 years
Bank overdrafts	3,310	3,310	3,310	—	—	—
Secured bank loans	505	505	105	400	—	—
Lease liabilities	18,724	21,777	703	3,337	8,844	8,893
Trade payables	11,252	11,252	11,252	—	—	—
	33,791	36,844	15,370	3,737	8,844	8,893

Reconciliation of liabilities arising from financing activities

			Non-cash changes
				Changes in
in EUR k	Jan 1, 2023	Cash flows	Additions	Non cash transactions	Dec 31, 2023
Non-current financial liabilities	53,176	(6,771)	8,659	(2,785)	52,279
Non-current portion of secured bank loans	40,051	(5,987)	6,423	(607)	39,880
Non-current lease liabilities	13,125	(784)	2,236	(2,178)	12,399
Current financial liabilities	6,946	19,815	1,695	(396)	28,060
Current portion of secured bank loans	1,261	—	—	(1,261)	—
Convertible loan	—	25,500	1,695	(1,313)	25,882
Bank overdrafts	3,374	(3,374)	—	—	—
Current lease liabilities	2,311	(2,311)	—	2,178	2,178
Total	60,122	13,044	10,354	(3,181)	80,340

			Non-cash changes
				Changes in
in EUR k	Jan 1, 2022	Cash flows	Additions	Non cash transactions	Dec 31, 2022
Non-current financial liabilities	15,394	36,631	65	1,086	53,176
Non-current portion of secured bank loans	—	38,965	—	1,086	40,051
Non-current lease liabilities	15,394	(2,334)	65	—	13,125
Current financial liabilities	7,145	(1,518)	1,319	—	6,946
Current portion of secured bank loans	505	(505)	1,261	—	1,261
Bank loans	—	—	—	—	—
Bank overdrafts	3,310	64	—	—	3,374
Current lease liabilities	3,330	(1,077)	58	—	2,311
Total	22,539	35,113	1,384	1,086	60,122

Currency risk

The Group is exposed to currency risk in cases where contracts are concluded in foreign currencies. The vast majority of goods delivered and services the Company provided, including those for international customers, are invoiced in EUR.

The main functional currencies of group companies are the EUR, USD, SAR, the Indian rupee and the United Arab Emirates Dirham. The following table presents the net foreign currency exposure of the Group as of December 31, 2023, 2022 and 2021.

	Dec 31, 2023
in EUR k	USD	INR	AED	SAR
Trade receivables	1,283	—	—	—
Trade payables and other liabilities	(3,185)	—	—	—
Net exposure	(1,902)	—	—	—

	Dec 31, 2022

in EUR k	USD	INR	AED	SAR
Trade receivables	3,720	8	—	—
Trade payables and other liabilities	(2,701)	—	—	—
Net exposure	1,019	8	—	—

	Dec 31, 2021

in EUR k	USD	INR	AED	SAR
Trade receivables	2,604	8	—	—
Trade payables and other liabilities	(2,394)	(4)	—	—
Net exposure	210	4	—	—

Sensitivity analysis relating to changes in exchange rates

The following tables demonstrate the sensitivity at the end of the reporting period to a reasonably possible change in the USD exchange rates, with all other variables held constant, of the Group’s earnings before tax and equity movement. The Group’s exposure to foreign currency risk for all other currencies is not material.

	Earnings before tax		Equity
in EUR k	5% increase	5% decrease	5% increase	5% decrease
December 31, 2023	31	(34)	31	(34)
December 31, 2022	(94)	104	(94)	104

Interest rate risk

Interest bearing liabilities with floating interest rates exist for non-current loans as of December 31, 2023.

The following sensitivity analyses has been determined based on the exposure to interest rates at the reporting date. For the floating rate liabilities, the analysis is prepared assuming the amount of liability outstanding at the reporting date was outstanding for the whole period. In accordance with the relevant loan agreement, the interest rate cannot be lower than the determined interest rate and therefore the analysis has only been performed for the scenario where interest rate increases.

If interest rates had been 1.0 percentage points higher and all other variables were held constant, the Group’s earning before tax would decrease by EUR 422k for the twelve months ended December 31, 2023 (December 31, 2022: EUR 1,160k).